FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Disclosure of detailed information about financial instruments [text block]
Arauco's financial instruments as of December 31, 2019 and 2018, are displayed in the table below. Regarding those instruments valued at an amortized cost, an estimation of their fair value is displayed for informational purposes.

Financial Instruments	December 2019		December 2018
Thousands of dollars	Carrying amount	Fair Value	Carrying amount	Fair Value

Financial assets at fair value through profit or loss (held for trading)	634,079	634,079	270,110	270,110
Derivatives (1)	121	121	75	75
Mutual funds (2)	633,958	633,958	270,035	270,035

Financial assets at amortized cost	1,597,356	1,597,356	1,669,587	1,669,587
Cash and cash equivalents (amortized cost)	926,054	926,054	805,907	805,907
Cash	314,981	314,981	327,132	327,132
Time deposits	611,073	611,073	478,775	478,775
Accounts Receivable (net)	651,771	651,771	854,333	854,333
Trade and other receivables	562,419	562,419	751,158	751,158
Lease receivable	1,112	1,112	1,968	1,968
Other receivables	88,240	88,240	101,207	101,207
Accounts receivable due from related parties	17,526	17,526	7,805	7,805
Other financial assets	2,005	2,005	1,542	1,542

Hedging assets	10,639	10,639	19,226	19,226

Financial liabilities at amortized cost (3)	6,733,957	7,001,457	5,182,353	5,206,334
Bonds issued denominated in U.S. Dollars	3,502,090	3,554,538	2,062,044	1,948,482
Bonds issued denominated in U.F. (4)	1,329,653	1,475,667	1,439,610	1,544,813
Bank Loans in U.S. Dollars	824,581	874,584	925,780	962,866
Bank borrowing denominated in U.S. Dollars	122,441	141,476	14,655	14,655
Lease liabilities	271,025	271,025	68,187	63,441
Trade and other payables	675,287	675,287	661,848	661,848
Accounts payable to related parties	8,880	8,880	10,229	10,229

Financial liabilities at fair value through profit or loss	33	33	289	289

Hedging Liabilities	134,242	134,242	71,310	71,310

(1)

The derivatives are presented in the line item “other financial assets” in the consolidated statements of financial position.
(2)

Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.
(3)

Financial liabilities measured at amortized cost, other than “Trade and other payables”, “
Accounts payable to related parties”
and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
(4)

The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.

Disclosure of fair value measurement [text block]
The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2019, have been measured based on the valuation methodologies provided in IFRS 13. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

- Level 1:
Securities or quoted prices in active markets for identical assets and liabilities

- Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

- Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

	December 2019	Level 1	Level 2	Level 3
Fair Value	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value
Derivatives	121		121
Mutual Funds	633,958	633,958

Hedging assets	10,639		10,639

Financial liabilities at fair value through profit or loss	33		33

Hedging liabilities	134,242		134,242

Disclosure of maturity analysis of financial liabilities [Text Block]
The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2019 and 2018:

	December 2019
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	22,374	254,330	276,704	201,427	577,884	3,775,728	4,555,039	4,831,743
Bank borrowing	69,971	113,334	183,305	196,611	502,772	64,334	763,717	947,022
Lease liabilities	21,518	47,690	69,208	117,608	46,408	37,801	201,817	271,025
Swap and Forward	837	-	837	133,438	-	-	133,438	134,275
Other Financial Liabilities, Total (a)	114,700	415,354	530,054	649,084	1,127,064	3,877,863	5,654,011	6,184,065

	December 2019
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	672,809	248	673,057	2,230	-	-	2,230	675,287
Accounts payable to related companies	8,880	-	8,880	-	-	-	-	8,880
Accounts Payable, Total (b)	681,689	248	681,937	2,230	-	-	2,230	684,167

Financial Liabilities, Total (a) + (b)	796,389	415,602	1,211,991	651,314	1,127,064	3,877,863	5,656,241	6,868,232

	December 2018
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	27,803	262,068	289,871	478,441	340,275	2,393,067	3,211,783	3,501,654
Bank borrowings	84,778	130,271	215,049	177,504	348,558	199,324	725,386	940,435
Lease liabilities	7,265	23,651	30,916	26,296	10,975	-	37,271	68,187
Swap and Forward	1,760	-	1,760	69,839		-	69,839	71,599
Other Financial Liabilities, Total (a)	121,606	415,990	537,596	752,080	699,808	2,592,391	4,044,279	4,581,875

	December 2018
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 ye ar to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	659,618	-	659,618	2,230	-	-	2,230	661,848
Accounts payable to related companies	10,229	-	10,229	-	-	-	-	10,229
Accounts Payable, Total (b)	669,847	-	669,847	2,230	-	-	2,230	672,077

Financial Liabilities, Total (a) + (b)	791,453	415,990	1,207,443	754,310	699,808	2,592,391	4,046,509	5,253,952

Disclosure of derivative financial instruments [text block]
A summary of the derivative financial instruments included in the consolidated statements of financial position as of December 31, 2019 and 2018, is presented below:

Financial Instruments	December 2019 Fair Value ThU.S.$	December 2018 Fair Value ThU.S.$
Assets at fair value through profit or loss (held for trading)	121	75
Derivatives (1)	121	75
Forward (2)	-	-

Hedging Assets	10,639	19,226
Derivatives (1)	5,827	1,357
Cross Currency Swaps	4,812	17,869

Financial liabilities at fair value through profit or loss	(33)	(289)
Derivatives (1)	(19)	(287)
Forward (2)	(14)	(2)

Hedging Liabilities	(134,242)	(71,310)
Cross Currency Swaps	(22,842)	(2,224)
Derivatives (1)	(111,400)	(69,086)

(1)	Includes Swap and Forward from Uruguay tables and Forward from Chile.
(2)	Includes Forwards from Colombia and Chile.

Disclosue of detailed information about outstanding cross currency swap contracts [Text Block]
B
elow are the cross currency swaps that Arauco has as of
December 31
, 2019 and 2018 to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.:

						December 2019	December 2018
Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	Fair Value ThU.S.$	Fair Value ThU.S.$
F	Deutsche - England	39,653,006	909,091	10-30-2011	10-30-2021	(4,435)	(3,105)
F	JP Morgan - N.A.	39,653,006	909,091	10-30-2011	10-30-2021	(4,392)	(3,039)
F	Deutsche - England	-	-	04-30-2014	04-30-2019	-	1,707
F	Scotiabank - Chile	34,933,122	909,091	10-30-2014	04-30-2023	615	2,041
F	Scotiabank - Chile	34,889,491	909,091	10-30-2014	04-30-2023	801	2,273
F	Santander - Chile	34,524,604	909,091	10-30-2014	04-30-2023	1,214	2,715
F	BCI - Chile	34,201,420	909,091	10-30-2014	04-30-2023	1,611	3,148
F	Banco de Chile - Chile	34,524,605	909,091	04-30-2019	10-30-2029	418	155
J	Itaú - Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	(5,123)	(3,289)
J	Scotiabank - Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	(5,123)	(3,289)
J	Deutsche - England	42,864,859	1,000,000	09-01-2010	09-01-2020	(5,132)	(3,313)
J	Santander - Spain	42,873,112	1,000,000	09-01-2010	09-01-2020	(5,118)	(3,273)
J	Scotiabank - Chile	42,864,257	1,000,000	09-01-2010	09-01-2020	(5,075)	(3,197)
P	Itaú - Chile	46,474,122	1,000,000	05-15-2012	11-15-2021	(7,100)	(4,978)
P	JP Morgan - N.A.	47,163,640	1,000,000	11-15-2012	11-15-2021	(7,420)	(5,102)
P	Scotiabank - Chile	42,412,852	1,000,000	11-15-2013	11-15-2023	(2,416)	(882)
P	Santander - Chile	41,752,718	1,000,000	11-15-2013	11-15-2023	(1,609)	(89)
P	Deutsche - England	41,752,718	1,000,000	11-15-2013	11-15-2023	(1,594)	(92)
Q	BCI - Chile	16,194,459	375,000	10-01-2014	04-01-2021	(1,755)	(1,679)
Q	BCI - Chile	16,198,761	375,000	10-01-2014	04-01-2021	(1,747)	(1,655)
R	Santander - Chile	128,611,183	3,000,000	10-01-2014	04-01-2024	(11,059)	(7,016)
R	JP Morgan - England	43,185,224	1,000,000	10-01-2014	04-01-2024	(3,461)	(1,996)
R	Itaú - Chile	43,277,070	1,000,000	10-01-2014	04-01-2024	(3,486)	(2,015)
S	Santander - Chile	201,340,031	5,000,000	11-15-2016	11-15-2026	153	5,830
W	Goldman Sachs	40,521,750	1,000,000	10-10-2018	10-10-2028	(3,360)	(2,392)
W	Scotiabank - Chile	40,537,926	1,000,000	10-10-2018	10-10-2028	(3,169)	(2,294)
W	Goldman Sachs	40,066,555	1,000,000	10-10-2018	10-10-2028	(2,766)	(1,861)
X	Santander - Chile	118,400,504	3,000,000	10-10-2018	10-10-2038	(1,036)	(7,976)
X	Santander - Chile	97,971,786	2,500,000	10-10-2018	10-10-2038	(614)	(6,554)
						(82,178)	(51,217)

Additionally, as of December 31, 2019, Arauco maintains cross currency swaps contracts to cover the exposure to the risk of the exchange rate for bank contracts in Euro, as shown in the following table:

					December 2019	December 2018
Institution	Amount U.S.$	Amount EUR	Starting date	Ending date	Fair Value ThU.S.$	Fair Value ThU.S.
Santander - Chile	118,670,000	100,000,000	06-15-2021	12-15-2029	(4,903)	-
Banco de Chile	59,335,000	50,000,000	06-15-2021	12-15-2029	(2,428)	-
MUFG - N.A.	118,670,000	100,000,000	06-15-2021	12-15-2029	(4,846)	-
JP Morgan - N.A.	237,340,000	200,000,000	06-15-2021	12-15-2029	(9,740)	-
HSBC - N.A.	59,335,000	50,000,000	06-15-2021	12-15-2029	(2,493)	-
					(24,410)

Arauco maintains, as of December 31, 2019, forward contracts to hedge the exchange rate risk exposure in connection with construction company contracts in local currency, as follows:

					December 2019	December 2018
Institution	Amount U.S.$	Amount CLP	Starting date	Ending date	Fair Value ThU.S.$	Fair Value ThU.S.$
Banco de Chile - Chile	47,198,102	32,552,531,231	10-11-2019	12-11-2020	(3,543)	-
Banco de Chile - Chile	47,136,593	32,552,531,231	10-11-2019	12-11-2020	(3,482)	-
BCI - Chile	47,061,633	32,552,531,231	10-11-2019	12-11-2020	(3,408)	-
Itaú - Chile	47,102,491	32,552,531,231	10-11-2019	12-11-2020	(3,449)	-
Itaú - Chile	46,838,174	32,552,531,231	10-11-2019	12-11-2020	(3,188)	-
Itaú - Chile	49,519,410	34,649,721,677	10-11-2019	12-11-2020	(3,065)	-
BCI - Chile	48,292,295	34,649,721,677	10-11-2019	12-11-2020	(1,855)	-
Itaú - Chile	51,267,096	39,886,826,067	01-10-2020	12-11-2020	2,131
Scotiabank - Chile	51,222,327	39,886,826,067	01-10-2020	12-11-2020	2,175
					(17,684)

Disclosure of detailed information about outstanding commodity contracts [Text Block]
Arauco Uruguay's profits and through its subsidiaries as a joint operation (50%), also face exposure to the price variation of certain fuels, as occurs with Fuel Oil N°6, which is used during the p
u
lp manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 for years 2020 and 2021 has been limited through forwards of this commodity. The agreements that are in force and effect as of
December 31
, 2019 and 2018, are detailed below:

Commodity	Institution	Notional ThU.S.$	December 2019 Fair Value ThU.S.$
Fuel Oil N°6	JPMorgan Chase Bank, N.A.	6,925	878
Fuel Oil N°6	DNB Bank ASA	5,241	472
			1,350

Commodity	Institution	Notional ThU.S.$	December 2018 Fair Value ThU.S.$
Fuel Oil N°6	JPMorgan Chase Bank, N.A.	6,189	(800)
Fuel Oil N°6	Citibank U.K.	401	(34)
Fuel Oil N°6	DNB Bank ASA	4,837	(568)
			(1,402)

Disclosure of detailed information about outstanding interest rate swap contracts [Text Block]
In addition, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains an Interest Rate Swap in force and effect, a derivative instrument which purpose is to set the interest rate of a variable rate debt in the same currency (USD). The valuation off this instrument as of
December 31
, 2019 and 2018 is shown below:

Exchange rate	Institution	Notional ThU.S.$	December 2019 Fair Value ThU.S.$
USD	DNB Bank ASA	33,758	(8)

Exchange rate	Institution	Notional ThU.S.$	December 2018 Fair Value ThU.S.$
USD	DNB Bank ASA	42,198	936

Disclosure of detailed information about non derivative financial assets [Text Block]
As of
December 31
, 2019 and 2018, there are provisions for impairment for ThU.S.$ 16,368 and ThU.S.$ 15,147, respectively.

	December 2019	December 2018
	ThU.S.$	ThU.S.$
Financial assets at amortized cost	1,597,356	1,669,587
Cash and cash equivalents (Mutual Funds not included)	926,054	805,907
Cash	314,981	327,132
Time Deposits	611,073	478,775
Trade and other receivables (net)	669,297	862,138
Trade and other receivables	562,419	751,158
Lease receivable	1,112	1,968
Other receivables	88,240	101,207
Accounts receivable from related parties	17,526	7,805
Other financial assets	2,005	1,542

Disclosure of composition of cash and cash equivalents [Text Block]
The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at
December 31
, 2019 and 2018, classified by currency is as follows:

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Cash and Cash Equivalents	1,560,012	1,075,942
U.S. Dollars	1,412,688	834,513
Euro	2,264	8,295
Mexican pesos	13,684	1,461
Other currencies	68,916	51,373
Chilean pesos	62,460	180,300

Disclosure of detailed information about trade and other receivables by currency wise [Text Block]
The following table sets forth trade and other current/non-current receivables classified by currencies as of
December 31
, 2019 and 2018
:

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Trades and other current receivables	642,315	839,184
U.S. Dollars	435,663	631,047
Euros	8,483	7,399
Mexican pesos	33,981	8,576
Other currencies	74,544	88,426
Chilean pesos	86,954	99,950
U.F.	2,690	3,786

Accounts receivable from related parties, current	17,526	7,324
U.S. Dollars	1,319	591
Other currencies	197	83
Chilean pesos	15,512	6,169
U.F.	498	481

Trade and other non-current receivables	9,456	15,149
U.S. Dollars	3,691	7,733
Other currencies	351	1,067
Chilean pesos	2,983	3,267
U.F.	2,431	3,082

Accounts receivable from related parties, non-current	-	481
U.F.	-	481

Disclosure of financial liabilities [text block]
Arauco's financial liabilities to the date of these consolidated financial statements are as follows:

Financial Liabilities	December 2019 ThU.S.$	December 2018 ThU.S.$
Total Financial Liabilities	6,868,232	5,253,952
Financial liabilities at fair value through profit or loss (held for trading)	33	289
Hedging Liabilities	134,242	71,310
Financial Liabilities Measured at Amortized Cost	6,733,957	5,182,353

Disclosure of current portion of non current borrowings [Text Block]
The following table sets forth the current portion of the non-current bank borrowings and debt issued as of December 31, 2019 and 2018.

	December 2019 ThU.S.$	December 2018 ThU.S.$
Bank borrowings - current portion	62,220	99,397
Bonds issued - current portion	85,641	81,060
Total	147,861	180,457

Disclosure of detailed information about non derivative financial liabilities [Text Block]
At the end of each reporting period, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. Dollars and in U.F., lease liabilities, and trade and other payables.

		12-31-2019	12-31-2018	12-31-2019	12-31-2018
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
	Currency	Amortized Cost		Fair Value
Total Financial Liabilities		6,733,957	5,182,353	7,001,457	5,206,334
Bonds Issued	U.S. Dollar	3,502,090	2,062,044	3,554,538	1,948,482
Bonds Issued	U.F.	1,329,653	1,439,610	1,475,667	1,544,813
Bank borrowings	U.S. Dollar	824,581	925,780	874,584	962,866
Bank borrowings	Euro	116,259	-	141,476	-
Bank borrowings	Other currencies	6,182	14,655	-	14,655
Lease liabilities	U.F.	41,633	57,349	41,633	53,594
Lease liabilities	Chilean pesos	107,046	10,838	107,046	9,847
Lease liabilities	Mexican pesos	10,025	-	10,025	-
Lease liabilities	U.S. Dollar	83,585	-	83,585	-
Lease liabilities	Euro	52	-	52	-
Lease liabilities	Other currencies	28,684	-	28,684	-
Trades and Other Payables	U.S. Dollar	157,754	187,219	157,754	187,219
Trades and Other Payables	Euro	20,414	7,450	20,414	7,450
Trades and Other Payables	Mexican pesos	22,272	-	22,272	-
Trades and Other Payables	Other currencies	94,946	90,113	94,946	90,113
Trades and Other Payables	Chilean pesos	348,155	348,886	348,155	348,886
Trades and Other Payables	U.F.	31,746	28,180	31,746	28,180
Accounts payable to related parties	U.S. Dollar	454	1,777	454	1,777
Accounts payable to related parties	Chilean pesos	8,426	8,452	8,426	8,452

Disclosure of financial liabilities at amortized cost [Text Block]
The financial liabilities at amortized cost presented in the consolidated statements of financial positions as of December 31, 2019 and 2018 ar
e as follows:

		December 2019
		ThU.S.$
	Current	Non - Current	Total
Other financial liabilities	529,217	5,520,573	6,049,790
Trade and other payables	673,057	2,230	675,287
Accounts payable to related parties	8,880	-	8,880
Total Financial Liabilities Measured at Amortized Cost	1,211,154	5,522,803	6,733,957

		December 2018
		ThU.S.$
	Current	Non - Current	Total
Other financial liabilities	535,836	3,974,440	4,510,276
Trade and other payables	659,618	2,230	661,848
Accounts payable to related parties	10,229	-	10,229
Total Financial Liabilities Measured at Amortized Cost	1,205,683	3,976,670	5,182,353

Disclosure of reconciliation of reserve of cash flow hedges [Text Block]
The following table sets forth the reconciliation balances of cash flow hedges presented in Other Comprehensive Income:

	January-December
	2019	2018	2017
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance - under IAS 39 and IFRS 9, respectively	13,395	4,752	1,096
Amounts restated through reserve of cash flow hedges	-	(1,918)	-
Opening balance - in accordance with IFRS 9	13,395	2,834	1,096
Gains (losses) on cash flow hedges	23,156	30,321	22,212
Recycle of cash flow hedges to profit or loss	(29,227)	(15,286)	(16,965)
Income tax relating cash flow hedges	1,686	(4,474)	(5,917)
Recycle of income tax	-	-	4,326
Closing balance	9,010	13,395	4,752

Disclosure of financial covenants to be complied [Text Block]
The following table sets forth the financial covenants that the Company has to comply with as part of the terms of certain of its obligations:

Instrument	December 2019 ThU.S.$	December 2018 ThU.S.$	Interest coverage >= 2,0x	Debt level (1) <= 1,2x
Domestic bonds (Chile)	1,329,653	1,439,610	N/ R	✓
Syndicate Loan Scotiabank	200,703	200,563	✓	✓
Syndicate Loan Banco Estado - Grayling	301,452	287,565	✓	✓
Syndicate ECA Banco BNP Paribas	116,259	-	✓	✓

Disclosure of external credit grades [text block]
The following table sets forth the credit ratings of our debt instruments as of
December 31
, 2019 and
December 31
, 2018,
are as follows:

Instrument	Standard & Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	-	AA-	-	AA
Foreign bonds	BBB-	BBB	Baa3	-

Disclosure of capitalization of Arauco [Text Block]
The capitalization of Arauco as of
December 31
, 2019 and 2018 is as follows:

	December 2019	December 2018
	ThU.S.$	ThU.S.$
Equity	7,369,415	7,338,971
Bank borrowings	947,022	940,435
Lease liabilities	271,025	68,187
Bonds issued	4,831,743	3,501,654
Capitalization	13,419,205	11,849,247

Disclosure of credit risk exposure [text block]
Arauco does not have a
securitized portfolio.

	December 2019	December 2018
	ThU.S.$	ThU.S.$
Current Receivables

Trade receivables	559,164	747,258
Financial lease receivables	912	1,131
Other debtors	82,239	90,795
Net subtotal	642,315	839,184

Trade receivables	568,123	755,809
Financial lease receivables	912	1,131
Other debtors	85,848	93,370
Gross subtotal	654,883	850,310

Provision for doubtful trade receivables	8,959	8,551
Provision for doubtful lease receivables	-	-
Provision for doubtful other debtors	3,609	2,575
Subtotal Bad Debt	12,568	11,126

Non-Current Receivables

Trade receivables	3,255	3,900
Financial lease receivables	200	837
Other debtors	6,001	10,412
Net Subtotal	9,456	15,149

Trade receivables	7,055	7,921
Financial lease receivables	200	837
Other debtors	6,001	10,412
Gross subtotal	13,256	19,170

Provision for doubtful trade receivables	3,800	4,021
Provision for doubtful lease receivables	-	-
Provision for doubtful other debtors	-	-
Subtotal Bad Debt	3,800	4,021

Disclosure of financial assets that are either past due or impaired [text block]
Below we provide detail regarding accounts receivable, classified in tranches:

December 31, 2019
	Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

ThU.S.$	531,881	28,469	899	309	18	846	22	34	389	12,311	575,178
%	92.47%	4.95%	0.16%	0.05%	0.00%	0.15%	0.00%	0.01%	0.07%	2.14%	100%

December 31, 2018
	Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

ThU.S.$	688,024	59,844	854	36	111	43	141	127	69	14,481	763,730
%	90.09%	7.84%	0.11%	0.00%	0.01%	0.01%	0.02%	0.02%	0.01%	1.89%	100%

Arauco applies the simplified approach regarding the expected losses from commercial debtors, which allows for the use of an estimate of expected credit losses over the instrument’s lifespan for all commercial accounts receivable. In order to establish this estimate, the commercial debtors have been grouped in relation to the corresponding risks for sales conditions as well as for tranches, including clients that are up-to-date or in default.

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
Letters of credit	193,381	3,339	-	-	-	-	-	-	2	106	196,828
Loss allowance provision	-	-	-	-	-	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	335,615	24,477	880	261	16	837	22	25	381	12,051	374,565
Loss allowance provision	-	-	9	26	2	84	2	25	381	12,051	12,580
Expected loss rate	0.00%	0.00%	1.02%	9.96%	12.50%	10.04%	9.09%	100.00%	100.00%	100.00%
Others	2,885	653	19	48	2	9	-	9	6	154	3,785
Loss allowance provision	-	-	-	5	1	4	-	9	6	154	179
Expected loss rate	0.00%	0.00%	0.00%	10.42%	50.00%	44.44%	0.00%	100.00%	100.00%	100.00%
Trade receivables, total (ThU.S.$)	531,881	28,469	899	309	18	846	22	34	389	12,311	575,178
Allowance for doubtful accounts, total (ThU.S.$)	-	-	9	31	3	88	2	34	387	12,205	12,759

Disclosure of allowance for credit losses [text block]
Regarding the loss allowance provision for trade receivables and others, below we provide detail for the movements as of
December 31, 2019, 2018 and 2017
:

	December 2019	December 2018	December 2017
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance at January 1 - under IAS 39	(15,147)	(17,785)	(16,644)
Amounts restated through opening retained earnings	-	(2,875)	-
Opening loss allowance as at January 1 - under IFRS 9	(15,147)	(20,660)	(16,644)
Increase in loan loss allowance recognised in profit or loss during the year	(2,506)	(5,027)	(3,423)
Receivables written off during the year as uncollectible	163	8,620	1,806
Unused amount reversed	1,122	1,920	476
Closing balance	(16,368)	(15,147)	(17,785)

Disclosure of financial guarantees [Text Block]
Guarantees Arauco Group (ThU.S.$)
Guarantees Debtors (received from clients)
Certificate of deposits	7,107	6.8%
Standby	12,667	12.0%
Promissory notes	78,109	74.2%
Finance	2,883	2.7%
Mortgage	2,936	2.8%
Pledge	118	0.1%
Promissory notes	1,400	1.4%
Total Guarantees	105,220	100.0%

Disclosure of detailed information about open account receivables [Text Block]
In summary, the open account debt covered by the various insurance policies and guarantees amounts to 95.4% and, therefore, Arauco’s portfolio exposure amounts to 4.6%.

Secured Open Accounts Receivable	ThU.S.$	%
Total open accounts receivable	402,873	100.0%
Secured receivables (*)	384,341	95.4%
Unsecured receivables	18,532	4.6%

(*) Insured Debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
December 31, 2019				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	Current
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Scotiabank	3,179	3,014	5,979	5,979	205,979	-	-	6,193	217,937	3.14%	Libor 6M + 1.1%
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP paribas / ECA	-	1,209	7,792	14,316	14,175	14,038	68,044	1,209	118,365	1.06%	1.06%
-	Zona Franca Punta Pereira	U.S. Dollars	Banco Interamericano de Desarrollo A	1,216	1,196	2,325	2,238	2,152	-	-	2,412	6,715	4.10%	Libor 6M + 2.05%
-	Zona Franca Punta Pereira	U.S. Dollars	Banco Interamericano de Desarrollo B	2,906	2,852	-	-	-	-	-	5,758	-	3.85%	Libor 6M + 1.80%
-	Celulosa y Energía Punta Pereira	U.S. Dollars	Banco Interamericano de Desarrollo A	4,919	4,838	9,403	9,052	8,702	-	-	9,757	27,157	4.10%	Libor 6M + 2.05%
-	Celulosa y Energía Punta Pereira	U.S. Dollars	Banco Interamericano de Desarrollo B	11,754	11,536	-	-	-	-	-	23,290	-	3.85%	Libor 6M + 1.80%
-	Celulosa y Energía Punta Pereira	U.S. Dollars	Finnvera/Finnish Export Credit	26,366	26,008	50,823	49,286	24,065	-	-	52,374	124,174	3.20%	3.20%
-	Eufores S.A.	U.S. Dollars	BBVA	-	14,222	-	-	-	-	-	14,222	-	3.22%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Banco República Oriental del Uruguay	-	27,328	-	-	-	-	-	27,328	-	3.22%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Citibank	-	4,062	-	-	-	-	-	4,062	-	3.14%	Libor 6M + 1.25%
-	Eufores S.A.	U.S. Dollars	ITAU	-	12,695	-	-	-	-	-	12,695	-	3.20%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Heritage	1,361	-	-	-	-	-	-	1,361	-	3.21%	Libor 3M + 1.30%
-	Eufores S.A.	U.S. Dollars	Santander	20,328	-	-	-	-	-	-	20,328	-	3.29%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Santander	-	5,080	-	-	-	-	-	5,080	-	3.21%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Scotiabank	-	2,541	-	-	-	-	-	2,541	-	3.22%	Libor 6M + 1.30%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim	-	27	291	278	-	-	-	27	569	5.00%	5.00%
-	Arauco Forest Brasil S.A.	Brazilian Real	BNDES Subcrédito A	7	63	185	130	-	-	-	70	315	8.48%	TJLP + 2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	BNDES Subcrédito B	5	39	112	78	-	-	-	44	190	9.48%	TJLP + 3.91%
-	Arauco Forest Brasil S.A.	U.S. Dollars	BNDES Subcrédito C	5	43	159	124	-	-	-	48	283	7.22%	Cesta + 2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	BNDES Subcrédito D	6	45	127	87	-	-	-	51	214	10.68%	TJLP + 5.11%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	-	30	328	313	-	-	-	30	641	5.00%	5.00%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito E-I	658	1,279	-	-	-	-	-	1,937	-	8.48%	TJLP + 3.91%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito F-J	397	769	-	-	-	-	-	1,166	-	9.48%	TJLP + 3.91%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito H-L	444	858	-	-	-	-	-	1,302	-	10.68%	TJLP + 5.11%
-	Mahal Empreendimentos e Participações S.A.	U.S. Dollars	BNDES Subcrédito G-K	537	1,217	-	-	-	-	-	1,754	-	7.22%	Cesta + 2.91%
-	Arauco North America, Inc.	U.S. Dollars	Banco del Estado de Chile - NY Branch	-	10,895	40,563	39,480	38,396	213,803	-	10,895	332,242	3.56%	Libor 6M + 1.65%
			Total	74,088	131,846	118,087	121,361	293,469	227,841	68,044	205,934	828,802

December 31, 2019				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	33,928	32,916	31,904	30,892	29,880	134,219	33,928	259,811	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-J	3,047	192,098	-	-	-	-	-	195,145	-	3.25%	3.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	7,488	7,488	24,504	23,823	23,143	160,636	7,488	239,594	4.00%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	-	19,609	9,593	-	-	-	-	19,609	9,593	3.00%	3.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	6,746	6,746	6,746	6,746	6,746	259,880	6,746	286,864	3.60%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,510	4,510	4,510	4,510	4,510	198,071	4,510	216,111	2.40%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,370	2,370	2,370	2,370	2,370	122,909	2,370	132,389	2.10%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	5,577	5,577	5,577	5,577	5,577	313,926	5,577	336,234	2.70%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2019	-	-	-	-	-	-	-	-	-	7.25%	7.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2021	-	-	-	-	-	-	-	-	-	5.00%	5.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2022	2,996	2,996	5,993	129,164	-	-	-	5,992	135,157	4.75%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2024	11,250	11,250	22,500	22,500	22,500	522,500	-	22,500	590,000	4.50%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2027	-	19,375	19,375	19,375	19,375	19,375	558,125	19,375	635,625	3.88%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	906,000	22,000	994,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2029	-	21,250	21,250	21,250	21,250	21,250	595,625	21,250	680,625	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,173,750	27,500	1,283,750	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2030	5,250	10,500	21,000	21,000	21,000	21,000	615,500	15,750	699,500	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2050	6,438	12,875	25,750	25,750	25,750	25,750	1,156,625	19,313	1,259,625	5.50%	5.50%
-	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2014	128	384	512	512	512	512	2,005	512	4,053	4.84%	4.84%
-	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2013	38	114	152	149	112	-	-	152	413	4.00%	4.00%
				29,147	400,570	235,232	364,811	233,917	732,113	6,197,271	429,717	7,763,344
December 31, 2019				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	465	1,462	1,932	1,459	977	528	649	1,927	5,545
85.805.200-9	Forestal Arauco S.A.	U.F.	Other property, plant and equipment	4,644	9,357	7,576	3,823	38	-	-	14,001	11,437
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Lands	-	16	16	16	16	16	190	16	254
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other property, plant and equipment	860	2,431	885	259	74	-	-	3,291	1,218
-	Arauco Argentina	U.S. Dollars	Buildings and constructions	122	361	450	35	-	-	-	483	485
-	Arauco Argentina	U.S. Dollars	IT equipment	13	39	53	35	-	-	-	52	88
-	Arauco Argentina	U.S. Dollars	Other property, plant and equipment	347	1,040	1,386	1,386	1,002	668	-	1,387	4,442
-	Arauco Argentina	U.S. Dollars	Motor vehicles	382	1,145	1,162	809	684	297	-	1,527	2,952
-	Arauco Industria de Paineis S.A.	Brazilian Real	Other property, plant and equipment	192	577	722	288	-	-	-	769	1,010
-	Arauco Industria de Paineis S.A.	Brazilian Real	Motor vehicles	4	13	17	10	-	-	-	17	27
-	Arauco Forest Brasil S.A.	Brazilian Real	IT equipment	6	17	18	11	-	-	-	23	29
-	Arauco Forest Brasil S.A.	Brazilian Real	Lands	871	2,612	3,193	3,483	3,483	9,579	-	3,483	19,738
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Lands	595	1,389	-	-	-	-	-	1,984	-
-	Arauco Florestal Arapoti S.A.	Brazilian Real	IT equipment	6	17	18	-	-	-	-	23	18
-	Arauco do Brasil S.A.	Brazilian Real	Buildings and constructions	272	655	454	393	376	94	-	927	1,317
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	407	1,217	1,582	1,477	1,082	-	-	1,624	4,141
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	201	593	670	558	288	131	106	794	1,753
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	19	58	70	70	17	-	-	77	157
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Other property, plant and equipment	1,612	-	1,612	-	-	-	-	1,612	1,612
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	4,800	14,399	19,199	19,199	6,651	-	-	19,199	45,049
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Motor vehicles	45	136	181	30	-	-	-	181	211
-	Arauco North America, Inc.	U.S. Dollars	Lands	1	4	193	83	-	-	-	5	276
-	Arauco North America, Inc.	U.S. Dollars	Buildings and constructions	15	55	2,741	1,303	1,335	1,367	4,415	70	11,161
-	Arauco North America, Inc.	U.S. Dollars	Motor vehicles	-	2	80	52	40	-	-	2	172
-	Arauco Canada Limited	Canadian Dollars	Other property, plant and equipment	2	3	142	-	-	-	-	5	142
-	Arauco Canada Limited	Canadian Dollars	Motor vehicles	-	2	83	72	-	-	-	2	155
-	Celulosa y Energía Punta Pereira	U.S. Dollars	Buildings and constructions	1,477	4,432	5,909	5,909	5,909	5,909	76,821	5,909	100,457
-	Celulosa y Energía Punta Pereira	U.S. Dollars	Other property, plant and equipment	262	786	373	373	373	373	7,275	1,048	8,767
-	Eufores S.A.	U.S. Dollars	Lands	546	1,637	5,383	5,240	5,057	4,752	34,676	2,183	55,108
-	Eufores S.A.	U.S. Dollars	Other property, plant and equipment	306	917	1,222	1,222	1,222	1,222	3,667	1,223	8,555
-	Eufores S.A.	U.S. Dollars	Buildings and constructions	119	358	280	117	117	49	-	477	563
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	3,804	11,411	13,487	12,093	5,545	-	-	15,215	31,125
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	126	359	413	319	97	26	7	485	862
96.510.970-6	Maderas Arauco S.A.	U.F.	Lands	-	5	5	5	5	5	55	5	75
-	Arauco Colombia S.A.	U.S. Dollars	Buildings and constructions	10	31	10	-	-	-	-	41	10
-	Arauco Colombia S.A.	U.S. Dollars	Fixed facilities and accessories	137	411	548	-	-	-	-	548	548
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	7	17	12	11	7	-	-	24	30
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	549	614	1,933	1,932	1,834	1,784	904	1,163	8,387
-	Araucomex S.A. de C.V.	U.S. Dollars	Buildings and constructions	125	125	80	-	-	-	-	250	80
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	-	772	578	-	-	-	-	772	578
-	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Motor vehicles	-	139	404	404	-	-	-	139	808
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Buildings and constructions	-	-	8	8	8	3	-	-	27
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	-	-	5	-	-	-	-	-	5
-	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Lands	-	-	318	291	-	-	-	-	609
-	Araucomex Servicios S.A. de C.V.	U.S. Dollars	Buildings and constructions	-	-	277	277	277	93	-	-	924
-	Araucomex Servicios S.A. de C.V.	U.S. Dollars	Motor vehicles	-	25	110	58	16	-	-	25	184
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	22	67	79	65	15	-	-	89	159
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Lands	-	22	22	22	22	22	109	22	197
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	30	75	56	35	20	5	-	105	116
			Total	23,401	59,803	75,947	63,232	36,587	26,923	128,874	83,204	331,563

December 31, 2018				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Scotiabank- Chile	-	1,930	7,951	7,951	7,951	206,584	-	1,930	230,437	3.70%	Libor + 1.10%
-	Arauco Argentina S.A.	U.S. Dollars	Banco Bice	5,040	-	-	-	-	-	-	5,040	-	2.10%	2.10%
-	Arauco Argentina S.A.	U.S. Dollars	Banco Macro	10,054	-	-	-	-	-	-	10,054	-	6.00%	6.00%
-	Arauco Argentina S.A.	U.S. Dollars	BBVA	-	13,071	-	-	-	-	-	13,071	-	5.90%	5.90%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Interamerican Development Bank	1,184	1,032	2,435	2,335	2,233	2,126	-	2,216	9,129	4.62%	Libor + 2.05%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Interamerican Development Bank	2,940	2,786	5,701	-	-	-	-	5,726	5,701	4.37%	Libor + 1.80%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	BBVA	-	14,103	-	-	-	-	-	14,103	-	4.06%	Libor + 1.30%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Citibank	-	4,517	-	-	-	-	-	4,517	-	4.19%	Libor + 1.25%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Scotiabank	-	2,509	-	-	-	-	-	2,509	-	4.39%	Libor + 1.50%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo	4,770	4,179	9,826	9,411	9,008	8,605	-	8,949	36,850	4.62%	Libor + 2.05%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo	11,871	11,274	23,035	-	-	-	-	23,145	23,035	4.37%	Libor + 1.80%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Finnish Export Credit	24,850	21,578	49,484	47,930	47,207	23,562	-	46,428	168,183	3.20%	3.20%
-	Eufores S.A.	U.S. Dollars	Banco Republica Oriental de Uruguay	8	27,073	-	-	-	-	-	27,081	-	4.12%	Libor + 1.3%
-	Eufores S.A.	U.S. Dollars	Citibank	3	-	-	-	-	-	-	3	-	3.43%	Libor + 2%
-	Eufores S.A.	U.S. Dollars	Banco Itau -Uruguay	24	12,511	-	-	-	-	-	12,535	-	4.17%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollars	Heritage	1,352	-	-	-	-	-	-	1,352	-	4.30%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollars	Banco Santander	20,235	5,021	-	-	-	-	-	25,256	-	3.86%	Libor + 1.3%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Santander	21	64	48	6	-	-	-	85	54	9.50%	9.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Alfa	17	48	64	64	5	-	-	65	133	10.35%	Tljp+2%+ spread 1.75%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	3	-	-	-	-	-	-	3	-	7.00%	3.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Bradesco	9	22	-	-	-	-	-	31	-	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	14	-	-	310	310	-	-	14	620	5.00%	5.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	18	-	-	-	-	-	-	18	-	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	6	17	23	10	-	-	-	23	33	10.00%	10.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	3	14	136	44	44	-	-	17	224	8.38%	8.38%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	34	33	50	129	129	-	-	67	308	10.32%	10.32%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	4	11	14	11	2	-	-	15	27	10.47%	10.49%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bradesco	21	23	24	24	14	-	-	44	62	9.00%	9.00%
-	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Alfa	2	7	9	5	-	-	-	9	14	17.00%	Cesta+2%+spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Alfa	5	14	19	10	-	-	-	19	29	0.22%	Tljp+2%+Spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim - Brazil	162	198	-	276	276	-	-	360	552	16.00%	Tljp+1.8%+Spread 2%
-	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Votorantim - Brazil	34	45	-	-	-	-	-	79	-	10.40%	Cesta+1.3%+spread 2%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A-B-D	3	-	98	394	295	-	-	3	787	21.78%	Tljp + 2.91%
-	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Bndes Subcrédito C	5	-	24	145	120	-	-	5	289	15.22%	Cesta+2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Santander	43	58	181	173	138	-	-	101	492	8.67%	8.67%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito E-I	663	1,946	1,946	-	-	-	-	2,609	1,946	19.78%	Tljp + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito F-J	399	1,167	1,167	-	-	-	-	1,566	1,167	21.78%	Tljp + 3.91%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollars	Bndes Subcrédito G-K	520	1,528	1,697	-	-	-	-	2,048	1,697	15.22%	Cesta + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito H-L	444	1,297	1,297	-	-	-	-	1,741	1,297	24.18%	Tljp + 5.11%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Banco Santander	6	18	23	23	-	-	-	24	46	21.96%	Tljp+2%+Spread 2%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollars	Banco Santander	3	9	13	12	-	-	-	12	25	17.40%	Cesta+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Banco Santander	5	18	24	24	2	-	-	23	50	21.96%	Tljp+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	U.S. Dollars	Banco Santander	3	9	13	13	2	-	-	12	28	17.40%	Tljp+2%+Spread 2%
-	Flakeboard Company Ltd.	U.S. Dollars	Banco del Estado de Chile	-	2,141	13,164	41,497	40,184	38,872	203,906	2,141	337,623	3.00%	Libor + 1.65%
			Total	84,778	130,271	118,466	110,797	107,920	279,749	203,906	215,049	820,838

December 31, 2018				Maturity							Total
			Name - Country	Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	19,425	25,413	24,656	23,899	23,143	116,673	19,425	213,784	4.24%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	7,770	10,189	9,884	9,579	9,274	47,339	7,770	86,265	4.25%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-J	2,132	-	204,731	-	-	-	-	2,132	204,731	3.23%	3.22%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	1,004	7,857	7,857	25,713	24,999	193,697	1,004	260,123	3.96%	3.96%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	-	20,207	20,576	10,398	-	-	-	20,207	30,974	2.96%	2.98%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	1,770	7,079	7,079	7,079	7,079	278,892	1,770	307,208	3.57%	3.57%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	592	4,733	4,733	4,733	4,733	204,991	592	223,923	2.44%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	559	2,487	2,487	2,487	2,487	127,578	559	137,526	2.12%	2.09%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	1,317	5,853	5,853	5,853	5,853	326,508	1,317	349,920	2.70%	2.68%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee Bonds 2019	6,168	202,643	-	-	-	-	-	208,811	-	7.26%	7.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2021	4,422	-	10,013	204,527	-	-	-	4,422	214,540	5.02%	5.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2022	5,705	-	12,153	12,153	259,785	-	-	5,705	284,091	4.77%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2024	9,375	-	22,500	22,500	22,500	22,500	527,024	9,375	617,024	4.52%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2027	-	3,175	19,375	19,375	19,375	19,375	564,559	3,175	642,059	3.90%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2047	-	3,607	22,000	22,000	22,000	22,000	921,388	3,607	1,009,388	5.50%	5.50%
			Total	27,802	262,069	374,959	353,502	403,003	141,443	3,308,649	289,871	4,581,556

Disclosure of financial guarantees granted [Text block]
Direct and indirect guarantees granted by Arauco:

DIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	488	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	209	Directorate General of Maritime Territory and Merchant Marine
Arauco Forest Brasil S.A.	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil	Property plant and equipment	Brazilian Real	38,036	BNDES
Arauco Forest Brasil S.A.	Endorsement of Arauco do Brasil	-	Brazilian Real	529	Bank Votorantim S.A.
Arauco Florestal Arapoti S.A.	Endorsement of Arauco do Brasil	-	Brazilian Real	597	Bank Votorantim S.A.
		Total		39,859

INDIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Suretyship not supportive and cumulative	-	U.S. Dollar	236,117	Joint Ventures (Uruguay)
Celulosa Arauco y Constitución S.A.	Full Guarantee	-	U.S. Dollar	300,000	Arauco North America, Inc. (USA)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.S. Dollar	1,996	Arauco Forest Brasil y Mahal (Brasil)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Brazilian Real	5,029	Arauco Forest Brasil y Mahal (Brasil)
		Total		543,142

Disclosure of financial instruments by type of interest rate [text block]
Thousands of dollars	December 2019 ThU.S.$	Total
Fixed rate	5,382,970	89.0%
Bonds issued	4.831,743
Bank borrowings (*)	280,202
Lease liabilities	271,025
Variable rate	666,820	11.0%
Bonds issued	-
Loans with Banks	666.820
Total	6.049.790	100.0%

Thousands of dollars	December 2018 ThU.S.$	Total
Fixed rate	3,807,932	84.4%
Bonds issued	3,501,654
Bank borrowings (*)	238,091
Lease liabilities	68,187
Variable rate	702,344	15.6%
Bonds issued	-
Loans with Banks	702,344
Total	4,510,276	100.0%
(*) Includes variable rate bank borrowings changed by fixed rate swaps.

Colombia
Statement [Line Items]
Disclosure of detailed information about outstanding forward contracts [Text Block]
Forward contracts that are in force and effect, executed by Arauco Colombia as of
December 31
, 2019 and 2018, are detailed in the following table:

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2019 Fair Value ThU.S.$
USDCOP	Corpbanca Colombia	2,100	11-07-2019	01-14-2020	(8)
USDCOP	Corpbanca Colombia	1,700	11-25-2019	02-11-2020	(6)
					(14)

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2018 Fair Value ThU.S.$
USDCOP	Corpbanca Colombia	1,500	10-31-2018	01-09-2019	(2)
USDCOP	Corpbanca Colombia	1,700	11-26-2018	02-12-2019	-
USDCOP	Corpbanca Colombia	1,600	12-20-2018	03-12-2019	-
					(2)

Uruguay
Statement [Line Items]
Disclosure of detailed information about outstanding forward contracts [Text Block]
As of
December 31
, 2019 and 2018, Arauco
through its subsidiaries as a joint operation (50%)
in Uruguay maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	Notional ThU.S.$	December 2019 Fair Value ThU.S.$
UYUUSD	Banco Santander Uruguay	8,070	(182)
UYUUSD	HSBC Uruguay	12,915	(264)
UYUUSD	Citibank U.K.	1,500	(101)
UYUUSD	Banco Itaú Uruguay	3,710	(4)
EURUSD	Citibank U.K.	833	(20)
			(571)

Exchange rate	Institution	Notional ThU.S.$	December 2018 Fair Value ThU.S.$
UYUUSD	Banco Santander Uruguay	14,880	(586)
UYUUSD	HSBC Uruguay	11,610	(56)
UYUUSD	Citibank U.K.	4,425	29
			(613)